Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases
The Company has office leases in Canada, the United States, Singapore, Ireland and other countries in Europe and Asia. These leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases for up to 10 years. Additional office space leases are set to commence between 2021 and 2026, at which point the Company's right-of-use assets and lease liabilities will increase. The Company has entered into various lease agreements for office space that are set to commence after December 31, 2020, which will create significant right-of-use assets and lease liabilities. All of the Company's leases are operating leases.

The components of lease expense were as follows:

	Years ended
	December 31, 2020	December 31, 2019
	$	$
Operating lease expense	20,488	16,372
Variable lease expense, including non-lease components	15,165	12,971
Total lease expense	35,653	29,343

As at December 31, 2020, the weighted average remaining lease term is 9 years and the weighted average discount rate is 4.4% (December 31, 2019 - 9 years and 4.9%, respectively).

During the year ended December 31, 2020, in light of the COVID-19 pandemic, the Company decided to move from a primarily physical office-centric work model to a primarily digital work-from-home-centric work model. The Company plans to keep, but repurpose certain office locations to support the new model and terminate or sublet other office locations that it ceases to use.
With respect to certain office space the Company has ceased using, for which the lease has been or will be either terminated or sublet, the Company has changed its asset groups, through a change in facts and circumstances, and recorded an impairment charge of $14,785 related to its right-of-use assets in the year ended December 31, 2020. These losses were determined by comparing the asset groups' fair values, made up of the right-of-use assets and leasehold improvements, to their carrying values as of the impairment measurement date, as required under ASC 360, Property, Plant and Equipment. Fair value was determined based on the present value of the estimated future cash flows. These estimates may vary from the actual amounts due to termination or sublease agreements ultimately executed, if at all, which may result in additional charges. These charges were recorded as general and administrative expenses in the consolidated statements of operations and comprehensive income (loss).

Maturities of lease liabilities as at December 31, 2020 were as follows:

Fiscal Year	Operating Leases $
2021	23,446
2022	43,257
2023	43,183
2024	53,957
2025	53,535
Thereafter	368,014
Total future minimum payments	585,392
Minimum payments related to leases that have not yet commenced	(159,085)
Minimum payments related to variable lease payments, including non-lease components	(236,607)
Imputed interest	(34,813)
Total lease liabilities	154,887